Label	Element	Value
AZL Russell 1000 Value Index Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to match the total return of the Russell 1000® Value Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in all stocks in the Russell 1000® Value Index (the “Index”) in proportion to their weighting in the Index. The Subadviser attempts to have a correlation between the Fund’s performance and that of the Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the Index were perfectly correlated.

The Index is an unmanaged index composed of companies in the Russell 1000® Index which exhibit lower price-to-book ratios and lower expected growth values. The Russell 1000® Index is itself composed of approximately 1,000 of the largest securities on the Russell 3000® Index, based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Index uses a capping methodology at each quarterly rebalance that limits the weight of any single company to a maximum of 22.5% of the Index’s weight, and the sum of all companies with a weight above 4.5% to an aggregate 45% of the Index’s weight.

In seeking to match the performance of the Index, the Subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Value Index or in derivative instruments linked to that Index, primarily stock index futures contracts. The Subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable, compare with those of a broad-based measure of market performance, the Russell 1000 Index. The Fund’s performance also is compared to the returns of the Russell 1000 Value Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable, compare with those of a broad-based measure of market performance, the Russell 1000 Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund’s performance also is compared to the returns of the Russell 1000 Value Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table (Class 2) Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	16.06%
Lowest (Q1, 2020)	-27.04%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Value Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.

AZL Russell 1000 Value Index Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
AZL Russell 1000 Value Index Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
AZL Russell 1000 Value Index Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund’s securities.

AZL Russell 1000 Value Index Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security. Further, the value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

AZL Russell 1000 Value Index Fund | Index Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Index Fund Risk – The Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the fund’s performance.

AZL Russell 1000 Value Index Fund | Value Stocks Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. If the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. Value stocks also may underperform the market for long periods of time.

AZL Russell 1000 Value Index Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.

AZL Russell 1000 Value Index Fund | Futures Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Futures Risk – The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

AZL Russell 1000 Value Index Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.51%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.28%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.87%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.92%	[1]
AZL Russell 1000 Value Index Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.37%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.68%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.49%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.88%	[1]
AZL Russell 1000 Value Index Fund | AZL Russell 1000 Value Index Fund Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.44%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.42%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	276
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 632
1 Year	rr_AverageAnnualReturnYear01	13.95%
5 Years	rr_AverageAnnualReturnYear05	8.35%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 17, 2016
AZL Russell 1000 Value Index Fund | AZL Russell 1000 Value Index Fund Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.44%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.67%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	234
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	414
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 934
Annual Return 2015	rr_AnnualReturn2015	(4.42%)
Annual Return 2016	rr_AnnualReturn2016	16.15%
Annual Return 2017	rr_AnnualReturn2017	13.02%
Annual Return 2018	rr_AnnualReturn2018	(8.72%)
Annual Return 2019	rr_AnnualReturn2019	25.86%
Annual Return 2020	rr_AnnualReturn2020	2.01%
Annual Return 2021	rr_AnnualReturn2021	24.25%
Annual Return 2022	rr_AnnualReturn2022	(8.18%)
Annual Return 2023	rr_AnnualReturn2023	11.56%
Annual Return 2024	rr_AnnualReturn2024	13.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q4, 2020)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q1, 2020)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.04%)
1 Year	rr_AverageAnnualReturnYear01	13.62%
5 Years	rr_AverageAnnualReturnYear05	8.09%
10 Years	rr_AverageAnnualReturnYear10	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010

[1]	Reflects no deduction for fees, expenses, or taxes.
[2]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.35% through at least April 30, 2026, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.